Financial instruments and financial risk management	12 Months Ended
Jun. 30, 2026
Financial instruments and financial risk management
Financial instruments and financial risk management

29.    Financial instruments and financial risk management

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. Due to their nature, the carrying amounts of cash and cash equivalents, trade and other receivables, and trade and other payables approximate their fair value.

Financial instruments as of June 30, 2025 are as follows:

	Year ended June 30, 2025
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	5,186	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	96,676	—	Amortized cost	—	—
Cash and cash equivalents	603,593	—	Amortized cost	—	—
Other assets	134,766	92,880
thereof deposits	28	—	Amortized cost	—	—
thereof other financial assets	41,858	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	176,718	176,718	N/A	—	—
Other liabilities	364	364	N/A	—	—
Current financial liabilities
Liabilities to banks	10,000	—	Amortized cost
Tax liabilities	2,764	2,764	N/A
Lease liabilities	32,085	32,085	N/A	—	—
Trade and other payables	285,722	—	Amortized cost	—	—
Other liabilities	346,835	263,757
thereof other financial liabilities	83,078	—	Amortized cost	—	—

Financial instruments as of June 30, 2026 are as follows:

	Year ended June 30, 2026
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	3,624	—	Amortized cost	—	—
Net investment in sublease – non-current	9,751	—	Amortized cost	—	—
Prepaid expenses	5,365	5,365	N/A	—	—
Non-current financial assets – Treasury Investments (1)	125,000	—	Amortized cost	125,000	Level 2
Current financial assets
Trade and other receivables	41,655	—	Amortized cost	—	—
Cash and cash equivalents measured at amortized cost	283,792	—	Amortized cost	—	—
Cash and cash equivalents measured at FVTPL	33,910		FVTPL	33,910	Level 1
Other assets	196,214	117,829
thereof deposits	34	—	Amortized cost	—	—
thereof other financial assets	74,481	—	Amortized cost	—	—
thereof Net investment in sublease – current	3,870	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	145,741	145,741	N/A	—	—
Other liabilities	947	947	N/A	—	—
Current financial liabilities
Tax liabilities	12,457	12,457	N/A	—	—
Lease liabilities	33,315	33,315	N/A	—	—
Trade and other payables	239,491	—	Amortized cost	—	—
Other liabilities	348,932	272,183
thereof other financial liabilities	76,749	—	Amortized cost	—	—
(1)

The fair value of the treasury investments measured at amortized cost amounted to €125.0 million as of June 30, 2026 and materially approximated the carrying amount. The fair value was determined using a discounted cash flow technique based on contractual cash flows and observable market interest rates and credit spreads and was classified within Level 2 of the fair value hierarchy.

The carrying amounts of each of the measurement categories listed above and defined by IFRS 9 are as follows:

	Year ended June 30,
	2024	2025	2026
	Carrying	Carrying	Carrying
(in € thousands)	amount	amount	amount
Financial assets measured at Amortized cost (AC)	49,967	747,341	542,206
Financial liabilities measured at Amortized cost (AC)	106,385	378,800	316,240

Due to their nature, the carrying amounts of cash and cash equivalents, trade and other receivables, and trade and other payables approximate their fair value.

There were no transfers between the different levels of the fair value hierarchy during fiscal year 2025 and fiscal year 2026. LuxExperience Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as of the end of the reporting period.

As LuxExperience Group does not meet the criteria for offsetting, no financial instruments are netted.

Foreign exchange derivatives held only during the year were designated as hedging instruments, the effective fair value changes of which were recognized in separate components of equity. The development of the corresponding reserves is shown in the following table:

(in € thousands)	July 1, 2025	Additions	Reclassification	June 30, 2026
OCI 1	—	302	(302)	—
OCI 2	—	1,448	(1,448)	—

Net gains or losses:

The table below shows the net gains and losses of financial instruments per measurement categories defined by IFRS 9:

	Year ended June 30,
(in € thousands)	2024	2025	2026
Financial assets measured at Amortized cost (AC)	—	2,208	6,693
Financial assets measured at FVTPL	—	—	3,631
Financial liabilities measured at Amortized cost (AC)	(1,861)	(3,113)	(3,699)

Net gains and losses on financial liabilities measured at amortized cost include gains and losses from interest expenses. Net gains and losses on financial assets and financial liabilities measured at fair value through profit or loss represent changes in fair value measurement.

Interest income and expenses:

Interest expense is calculated by applying the effective interest rate to the gross carrying amount of liabilities measured at amortized cost (See Note 10).

Loss allowance:

The movement in the loss allowance for expected credit losses in respect of trade and other receivables during fiscal year 2025 and fiscal year 2026 was as follows:

	Year ended June 30,
in € thousands	2025	2026
Beginning of fiscal year	—	4,131
Decrease in loss allowance during the period	—	—
Additions through business combinations	2,627	—
Increase in loss allowance during the period	1,504	171
End of fiscal year	4,131	4,302

Default risks from other financial instruments are immaterial.

Financial risk management

LuxExperience Group’s management has the overall responsibility to establish and oversee LuxExperience Group’s financial risk management. LuxExperience Group’s financial risk management policies are established to identify and analyze the risks faced by LuxExperience Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and LuxExperience Group’s activities. LuxExperience Group, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

LuxExperience Group has exposure to the following risks arising from financial instruments:

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates or interest rates will affect LuxExperience Group’s income or the value of its financial instruments. LuxExperience Group manages its market risk on a centralized basis with the objectives of managing and controlling market risk exposures within acceptable parameters.

Currency risk

Currency risks exist in particular where trade receivables, trade payables, cash and cash equivalents and planned transactions are not or will not be denominated in Euro and based on the functional currency of the subsidiaries. LuxExperience Group generates net sales in several different currencies, mostly denominated in either Euro or U.S. Dollars.

LuxExperience Group economically hedged its net foreign currency exposure at around 25%, by entering into foreign exchange hedging transactions with a maximum duration of one year. LuxExperience Group applied hedge accounting to these transactions during fiscal year 2026. As of June 30, 2026 and 2025, LuxExperience Group has no derivatives outstanding.

The following tables show the impact to profit or loss if the foreign currencies increase or decrease against the Euro (foreign exchange sensitivity), based on the exposures in GBP and U.S. Dollars as of the reporting date.

	FX Sensitivity for USD
	Year ended June 30,
	2025		2026
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	10,645	(13,011)	3,095	(3,782)

	FX Sensitivity for GBP
	Year ended June 30,
	2025		2026
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	2,235	(2,732)	6,418	(7,845)

Interest rate risk

The fair value of our cash and cash equivalents that were held primarily in cash deposits would not be significantly affected by either an increase or decrease in interest rates due to the short-term nature of these instruments. We do not expect that interest rates will have a material impact on our results of operations as the financing is completely based on EUR interest rates. Interest expense under our Revolving Credit Facilities is historically immaterial.

Liquidity risk

Liquidity risk is the risk that LuxExperience Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or other financial assets. LuxExperience Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables to ensure that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or creating other risks. Cash inflow from trade receivables are received usually within one week. Mid-to long-term payment terms with suppliers compensate for risks arising from financing of inventories.

LuxExperience Group has revolving credit facilities in place to balance monthly cash flow volatility, including a €125.0 million syndicated facility with UniCredit, Citibank, J.P. Morgan and Commerzbank, maturing in September 2028.

As of June 30, 2026, LuxExperience Group had no borrowings outstanding under its €125.0 million Syndicated RCF, while €27.8 million of the credit line was utilized in the form of guarantees issued under the same facility.

In addition, the Net-A-Porter Group Limited maintains a separate €100.0 million revolving credit facility with Richemont International Holding S.A, maturing in 2031 (the “YNAP RCF”). As of June 30, 2026, LuxExperience Group had no borrowings outstanding under the YNAP RCF.

The following table details undiscounted contractually agreed future cash outflows from financial liabilities.

Maturity analysis of financial liabilities as of June 30, 2025:

	Year ended June 30, 2025
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	285,722	—	—	285,722	285,722
Other financial liabilities	83,078	—	—	83,078	83,078
Lease liabilities	42,771	142,089	69,627	254,487	208,803
Total	411,571	142,089	69,627	623,287	577,603

Maturity analysis of financial liabilities as of June 30, 2026:

	Year ended June 30, 2026
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	239,491	—	—	239,491	239,491
Other financial liabilities	76,749	—	—	76,749	76,749
Lease liabilities	43,350	120,769	54,428	218,546	179,057
Total	359,590	120,769	54,428	534,786	495,297

Credit risk

Credit risk is the risk of financial loss to LuxExperience Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Credit risk includes both the immediate default risk and the danger of a decline in the customer’s credit worthiness.

LuxExperience Group’s exposure to credit risk is limited, as the goods are not delivered until payment by the customer has been confirmed. Trade receivables are only generated via online and in-store sales, where customers pay the invoice amount by credit card or a comparable payment method. Due to these advanced payments, LuxExperience Group does not face significant credit risk related to its customers. LuxExperience Group also has no significant credit risk towards credit card companies, which only act as intermediaries for customer payment transactions. However, credit risk might occur in case of credit card fraud. LuxExperience Group has a team within its finance function, which is in charge of detecting early-stage credit card fraud. Credit card fraud is considered objective evidence of impairment for which LuxExperience Group recognizes lifetime ECL.

LuxExperience Group is exposed to credit risk arising from its cash and cash equivalents and other financial assets. During fiscal year 2026, the Group invested excess cash in additional treasury investments, which increased both the overall credit risk exposure and its concentration among a limited number of counterparties and issuers. Further information about these investments is included in Note 31.

These exposures are monitored centrally through ongoing assessments of the creditworthiness and external credit ratings of the relevant counterparties and issuers, as well as the level of concentration. Cash deposits are held only with counterparties that have external credit ratings of investment grade or higher.

Cash balances and other financial assets measured at amortized cost are considered to have low credit risk, and the related expected credit loss allowance is immaterial. The Group also holds certain treasury investments that are classified as cash equivalents but measured at fair value through profit or loss. These investments are not subject to a separate expected credit loss allowance because changes in credit risk are reflected in their fair value.

The following table provides the gross carrying amounts of cash and cash equivalents by ratings as of June 30, 2025 and 2026:

	Year ended June 30,
in € thousands	2025	2026
Rating Class 1	40,150	67,525
Rating Class 2	1,776	1,468
Rating Class 3	561,666	248,709

Rating Class 1 reflects financial institutions based in the European Union; Rating Class 2 are financial institutions, with a bank license e.g. PayPal; Class 3 positions with cash held on hand and financial institutions outside the European Union.

The movement in the loss allowance for expected credit losses in respect of trade and other receivables was €0.2 million in fiscal year 2026 and nil in fiscal year 2025. Default risks from other financial instruments are immaterial.

Capital risk management

LuxExperience Group’s objective when managing capital is to safeguard LuxExperience Group’s ability to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.